Land, Buildings And Equipment, Net	12 Months Ended
May 27, 2012
Property, Plant and Equipment, Net [Abstract]
Land, Buildings And Equipment, Net
LAND, BUILDINGS AND EQUIPMENT, NET
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 27, 2012	May 29, 2011
Land	$854.1	$799.6
Buildings	3,959.7	3,633.1
Equipment	1,701.2	1,511.3
Assets under capital leases	68.1	67.7
Construction in progress	142.5	155.7
Total land, buildings and equipment	$6,725.6	$6,167.4
Less accumulated depreciation and amortization	(2,758.3)	(2,533.0)
Less amortization associated with assets under capital leases	(16.0)	(12.4)
Land, buildings and equipment, net	$3,951.3	$3,622.0